MFA 2021-NQM1 ABS-15G

Exhibit 99-02

Client Name:
Client Project Name:	MFA 2021-NQM1
Start - End Dates:	6/4/2019 - 11/9/2020
Deal Loan Count:	263

Conditions Report 2.0

Loans in Report:	263
Loans with Conditions:	228

116 - Total Active Conditions
116 - Non-Material Conditions
32 - Credit Review Scope
2 - Category: Assets
10 - Category: Credit/Mtg History
2 - Category: DTI
6 - Category: Income/Employment
1 - Category: Insurance
11 - Category: Terms/Guidelines
33 - Property Valuations Review Scope
1 - Category: Appraisal
30 - Category: FEMA
2 - Category: Property
51 - Compliance Review Scope
2 - Category: Documentation
5 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
2 - Category: RESPA
11 - Category: TILA
30 - Category: TILA/RESPA Integrated Disclosure
343 - Total Satisfied Conditions

34 - Credit Review Scope
14 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
7 - Category: DTI
3 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Legal Documents
4 - Category: Terms/Guidelines
276 - Property Valuations Review Scope
131 - Category: Appraisal
45 - Category: FEMA
1 - Category: Property
99 - Category: Value
33 - Compliance Review Scope
3 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
5 - Category: Right of Rescission
23 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal

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